EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	$ 122.5
Actuarial (gain) loss arising from:
Net defined benefit liability (asset), end of year	61.6	$ 122.5
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	13.3
Current service cost	34.5	32.9
Interest cost	(25.5)	(26.4)
Actuarial (gain) loss arising from:
Net defined benefit liability (asset), end of year	(44.5)	13.3
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	599.2	476.3
Current service cost	34.5	32.9
Interest cost	26.0	22.7
Actuarial (gain) loss arising from:
Experience adjustments	0.6	43.4
Economic assumptions	(66.0)	23.2
Employee contributions	8.3	12.9
Pension benefits paid	(11.3)	(12.6)
Foreign currency exchange differences	0.0	(0.4)
Net defined benefit liability (asset), end of year	591.3	599.2
Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(585.9)	(542.0)
Interest cost	(25.5)	(26.4)
Actuarial (gain) loss arising from:
Return on plan assets, excluding amounts included in interest income	6.1	14.2
Employer contributions	22.3	1.8
Employee contributions	(8.3)	(12.9)
Pension benefits paid	11.3	12.6
Settlements	0.0	(1.4)
Administrative costs	(0.9)	(0.8)
Foreign currency exchange differences	(0.1)	0.6
Net defined benefit liability (asset), end of year	(635.8)	(585.9)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	4.8
Interest cost	4.3	4.4
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	109.2	98.7
Current service cost	3.5	4.8
Interest cost	4.3	4.4
Past service cost	0.8	2.4
Actuarial (gain) loss arising from:
Experience adjustments	(2.5)	(1.2)
Economic assumptions	(5.3)	3.1
Pension benefits paid	(4.1)	(3.8)
Foreign currency exchange differences	(0.2)	(0.8)
Net defined benefit liability (asset), end of year	106.1	109.2
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	34.5	32.9
Interest cost	(25.1)	(26.0)
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	593.8	471.3
Current service cost	34.5	32.9
Interest cost	25.7	22.4
Actuarial (gain) loss arising from:
Experience adjustments	0.6	43.3
Economic assumptions	(66.0)	23.3
Employee contributions	8.3	12.9
Pension benefits paid	(10.9)	(12.3)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	586.0	593.8
Canadian | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(578.3)	(535.0)
Interest cost	(25.1)	(26.0)
Actuarial (gain) loss arising from:
Return on plan assets, excluding amounts included in interest income	6.1	14.3
Employer contributions	22.3	1.8
Employee contributions	(8.3)	(12.9)
Pension benefits paid	10.9	12.3
Settlements	0.0	(1.4)
Administrative costs	(0.9)	(0.8)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	(628.3)	(578.3)
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.1	4.1
Interest cost	4.0	4.0
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	97.4	86.2
Current service cost	3.1	4.1
Interest cost	4.0	4.0
Past service cost	0.0	3.6
Actuarial (gain) loss arising from:
Experience adjustments	(2.5)	(0.2)
Economic assumptions	(4.7)	2.8
Pension benefits paid	(3.3)	(3.1)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	94.0	97.4
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost	(0.4)	(0.4)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	5.4	5.0
Current service cost	0.0	0.0
Interest cost	0.3	0.3
Actuarial (gain) loss arising from:
Experience adjustments	0.0	0.1
Economic assumptions	0.0	(0.1)
Employee contributions	0.0	0.0
Pension benefits paid	(0.4)	(0.3)
Foreign currency exchange differences	0.0	(0.4)
Net defined benefit liability (asset), end of year	5.3	5.4
Foreign | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(7.6)	(7.0)
Interest cost	(0.4)	(0.4)
Actuarial (gain) loss arising from:
Return on plan assets, excluding amounts included in interest income	0.0	(0.1)
Employer contributions	0.0	0.0
Employee contributions	0.0	0.0
Pension benefits paid	0.4	0.3
Settlements	0.0	0.0
Administrative costs	0.0	0.0
Foreign currency exchange differences	(0.1)	0.6
Net defined benefit liability (asset), end of year	(7.5)	(7.6)
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.4	0.7
Interest cost	0.3	0.4
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	11.8	12.5
Current service cost	0.4	0.7
Interest cost	0.3	0.4
Past service cost	0.8	(1.2)
Actuarial (gain) loss arising from:
Experience adjustments	0.0	(1.0)
Economic assumptions	(0.6)	0.3
Pension benefits paid	(0.8)	(0.7)
Foreign currency exchange differences	(0.2)	(0.8)
Net defined benefit liability (asset), end of year	$ 12.1	$ 11.8